Details of Significant Accounts - Schedule of Employee Benefit Expense (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Employee Benefit Expense [Line Items]
Operating Cost	$ 8,553	$ 8,799
Operating Expense	17,126	21,142
Total	25,679	29,941
Wages and salaries [Member]
Schedule of Employee Benefit Expense [Line Items]
Operating Cost	7,038	7,557
Operating Expense	15,144	18,872
Total	22,182	26,429
Employee stock options [Member]
Schedule of Employee Benefit Expense [Line Items]
Operating Cost	0	0
Operating Expense	0	0
Total	0	0
Pension costs [Member]
Schedule of Employee Benefit Expense [Line Items]
Operating Cost	420	413
Operating Expense	708	811
Total	1,128	1,224
Other personnel expenses [Member]
Schedule of Employee Benefit Expense [Line Items]
Operating Cost	1,095	829
Operating Expense	1,274	1,459
Total	$ 2,369	$ 2,288